Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Total intangibles with finite lives		$ 896	$ 1,245
Intangibles with indefinite lives		0	0
Total intangible assets, net	$ 791	896	1,245
Intellectual property [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Intangibles with finite lives	2,101	2,101	2,101
Less: accumulated amortization	(1,310)	(1,205)	(994)
Website - qurr.com [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Intangibles with finite lives	380	380	380
Less: accumulated amortization	$ (380)	$ (380)	$ (242)